Retirement Plans	12 Months Ended
Dec. 31, 2011
Retirement Plans [Abstract]
Retirement Plans

18. Retirement Plans

Defined Contribution Plans

Many of the Company's employees are covered by government sponsored pension and welfare programs. Under the terms of these programs, the Company makes periodic payments to various government agencies. In addition, in some countries the Company sponsors or participates in certain non-governmental defined contribution plans. Contributions to defined contribution plans for the years ended December 31, 2011, 2010 and 2009 were $13.2 million, $13.2 million and $13.5 million, respectively.

Multiemployer Plans

The Company participates in multiemployer plans in Sweden, Canada, Spain and the Netherlands, which are all deemed insignificant. The largest of these plans is in Sweden; the ITP-2 pension plan, which is funded through Alecta. For employees born before 1979, the plan provides a final pay pension benefit based on all service with participating employers. The Company must pay for pay increases in excess of inflation on service earned with previous employers. The plan also provides disability and family benefits. The plan is more than 100% funded. The Company contributions to the multiemployer plan in Sweden for the year ended December 31, 2011, 2010 and 2009 were $1.8 million, $2.1 million and $2.2 million respectively.

Defined Benefit Plans

The Company has a number of defined benefit pension plans, both contributory and non-contributory, in the U.S., Canada, Germany, France, Japan, Mexico, Sweden, South Korea, India, Turkey, Philippines and the United Kingdom. There are funded as well as unfunded plan arrangements which provide retirement benefits to both U.S. and non-U.S. participants. The main plan is the U.S. plan for which the benefits are based on an average of the employee's earnings in the years preceding retirement and on credited service. The Company has closed participation in the Autoliv ASP, Inc. Pension Plan to exclude those employees hired after December 31, 2003. Within the U.S. there is also a non-qualified restoration plan that provides benefits to employees whose benefits in the primary U.S. plan are restricted by limitations on the compensation that can be considered in calculating their benefits. For the Company's non-U.S. defined benefit plans the most significant individual plan resides in the U.K. The Company has closed participation in the U.K. defined benefit plan to exclude all employees hired after April 30, 2003 with few members accruing benefits. Last year the defined benefit plans in Japan represented the most significant non-U.S. plans. In October 2011 approximately half of the benefit obligation and all plan assets in Japan were settled, requiring additional contributions, and converted into a new defined contribution plan.

CHANGES IN BENEFIT OBLIGATIONS AND PLAN ASSETS FOR THE PERIODS ENDED DECEMBER 31
	U.S.		Non-U.S.
	2011	2010	2011	2010

Benefit obligation at beginning of year	$190.4	$171.9	$170.2	$133.5
Service cost	6.3	5.1	12.3	10.0
Interest cost	10.0	9.1	7.6	6.5
Actuarial (gain) loss due to:
Change in discount rate	31.0	20.1	9.5	9.4
Experience	5.9	(9.9)	(0.1)	3.5
Other assumption changes	19.4	(1.8)	(4.9)	2.6
Plan participants' contributions	—	—	0.2	0.2
Plan amendments	—	—	0.8	0.5
Benefits paid	(5.7)	(4.1)	(8.5)	(8.0)
Settlements	(0.3)	—	(25.3)	(1.9)
Curtailments	—	—	0.3	(0.2)
Special termination benefits	—	—	0.1	0.2
Acquisitions	—	—	—	10.0
Other	—	—	(0.1)	(0.2)
Translation difference	—	—	(1.6)	4.1

Benefit obligation at end of year	$257.0	$190.4	$160.5	$170.2

Fair value of plan assets at beginning of year	$136.9	$120.4	$87.7	$75.8
Actual return on plan assets	2.0	15.1	7.7	3.6
Company contributions	7.3	5.5	22.8	10.1
Plan participants' contributions	—	—	0.2	0.2
Benefits paid	(5.7)	(4.1)	(8.5)	(8.0)
Settlements	—	—	(25.3)	(1.9)
Acquisitions	—	—	—	6.5
Other	—	—	(0.1)	(0.1)
Translation difference	—	—	(0.6)	1.5

Fair value of plan assets at year end	$140.5	$136.9	$83.9	$87.7

Funded status recognized in the balance sheet	$(116.5)	$(53.5)	$(76.6)	$(82.5)

The U.S. plan provides that benefits may be paid in the form of a lump sum if so elected by the participant. In order to more accurately reflect a market-derived pension obligation, Autoliv adjusts the assumed lump sum interest rate to reflect market conditions as of each December 31. This methodology is consistent with the approach required under the Pension Protection Act of 2006, which provides the rules for determining minimum funding requirements in the U.S.

The short-term portion of the pension liability is not significant.

COMPONENTS OF NET PERIODIC BENEFIT COST ASSOCIATED WITH THE DEFINED BENEFIT RETIREMENT PLANS
	U.S.
	2011	2010	2009

Service cost	$6.3	$5.1	$5.9
Interest cost	10.0	9.1	10.0
Expected return on plan assets	(9.9)	(8.5)	(7.0)
Amortization of prior service credit	(1.0)	(1.0)	(1.0)
Amortization of actuarial loss	5.4	3.4	6.5
Settlement	0.4	—	—

Net periodic benefit cost	$11.2	$8.1	$14.4

	Non-U.S.
	2011	2010	2009

Service cost	$12.3	$10.0	$8.5
Interest cost	7.6	6.5	5.6
Expected return on plan assets	(4.4)	(4.2)	(3.4)
Amortization of prior service costs	0.1	0.2	0.1
Amortization of actuarial loss	1.0	0.5	0.4
Settlement loss (gain)	4.5	0.5	0.8
Curtailment loss (gain)	0.2	0.3	(2.5)
Special termination benefits	0.1	0.2	1.3

Net periodic benefit cost	$21.4	$14.0	$10.8

The estimated prior service credit for the U.S. defined benefit pension plans that will be amortized from other comprehensive income into net benefit cost over the next fiscal year is $(1.0) million. Amortization of net losses is expected to be $7.6 million. Net periodic benefit cost associated with these U.S. plans was $11.2 million in 2011 and is expected to be around $15.8 million in 2012. The estimated prior service cost and net loss for the non-U.S. defined benefit pension plans that will be amortized from other comprehensive income into net benefit cost over the next fiscal year are $0.1 and $1.4 million respectively. Net periodic benefit cost associated with these non-U.S. plans was $21.4 million in 2011 and is expected to be around $16.3 million in 2012. The amortization of the net actuarial loss is made over the estimated remaining service lives of the plan participants, 11 years for U.S. and 4-21 years for non-U.S. participants, varying between the different countries depending on the age of the work force.

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME BEFORE TAX AS OF DECEMBER 31
	U.S.		Non-U.S.
	2011	2010	2011	2010

Net actuarial loss (gain)	$110.6	$52.5	$21.9	$26.4
Prior service cost (credit)	(5.0)	(6.0)	1.6	0.9

Total accumulated other comprehensive income recognized in the balance sheet	$105.6	$46.5	$23.5	$27.3

CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME BEFORE TAX FOR THE PERIODS ENDED DECEMBER 31
	U.S.		Non-U.S.
	2011	2010	2011	2010

Total retirement benefit recognized in accumulated other comprehensive income at beginning of year	$46.5	$47.0	$27.3	$12.3
Net actuarial loss (gain)	64.1	1.9	1.2	14.6
Prior service cost (credit)	—	—	0.8	—
Amortization of prior service costs	1.0	1.0	(0.1)	(0.2)
Amortization of actuarial loss	(6.0)	(3.4)	(5.4)	(0.5)
Translation difference	—	—	(0.3)	1.1

Total retirement benefit recognized in accumulated other comprehensive income at end of year	$105.6	$46.5	$23.5	$27.3

The accumulated benefit obligation for the U.S. non-contributory defined benefit pension plans was $198.5 and $163.6 million at December 31, 2011 and 2010, respectively. The accumulated benefit obligation for the non-U.S. defined benefit pension plans was $140.3 and $142.3 million at December 31, 2011 and 2010, respectively.

Pension plans for which the accumulated benefit obligation (ABO) is notably in excess of the plan assets reside in the following countries: the U.S., France, Germany, Japan and Sweden.

PENSION PLANS FOR WHICH ABO EXCEEDS THE FAIR VALUE OF PLAN ASSETS AS OF DECEMBER 31
	U.S.		Non-U.S.
	2011	2010	2011	2010

Projected Benefit Obligation (PBO)	$257.0	$190.4	$87.6	$104.2
Accumulated Benefit Obligation (ABO)	$198.5	$163.6	$69.2	$77.7
Fair value of plan assets	$140.5	$136.9	$5.9	$17.8

The Company, in consultation with its actuarial advisors, determines certain key assumptions to be used in calculating the projected benefit obligation and annual net periodic benefit cost.

ASSUMPTIONS USED TO DETERMINE THE BENEFIT OBLIGATIONS AS OF DECEMBER 31
	U.S.		Non-U.S.1)
% WEIGHTED AVERAGE	2011	2010	2011	2010

Discount rate	4.60	5.05	1.50-5.50	1.25-6.00
Rate of increases in compensation level	3.50	3.80	2.25-5.00	2.25-6.50

ASSUMPTIONS USED TO DETERMINE THE NET PERIODIC BENEFIT COST FOR YEARS ENDED DECEMBER 31
	U.S.
% WEIGHTED AVERAGE	2011	2010	2009

Discount rate	5.05	5.80	6.40
Rate of increases in compensation level	3.80	4.00	4.00
Expected long-term rate of return on assets	7.50	7.50	7.50

Non-U.S.1)
% WEIGHTED AVERAGE	2011	2010	2009

Discount rate	1.25-6.00	1.75-7.00	2.00-7.60
Rate of increases in compensation level	2.25-6.50	2.25-5.00	2.25-5.00
Expected long-term rate of return on assets	1.50-6.25	2.00-6.25	1.80-7.00

1)	The Non-U.S. weighted average plan ranges in the tables above have been prepared using significant plans only, which in total represent more than 95% of the projected benefit obligation.

The discount rate for the U.S. plans has been set based on the rates of return on high-quality fixed-income investments currently available at the measurement date and expected to be available during the period the benefits will be paid. The expected timing of cash flows from the plan has also been considered in selecting the discount rate. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate. The discount rate for the U.K. plan has been set based on the weighted average yields on long-term high-grade corporate bonds and is determined by reference to financial markets on the measurement date.

The expected rate of increase in compensation levels and long-term rate of return on plan assets are determined based on a number of factors and must take into account long-term expectations and reflect the financial environment in the respective local market.

The level of equity exposure is currently targeted at approximately 65% for the primary U.S. plan and approximately 50% for all plans combined. The investment objective is to provide an attractive risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that Autoliv believes will provide the most attractive returns. Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio. The Company assumes a long-term rate of return on the U.S. plan assets of 7.5% for calculating the 2011 expense.

The Company has assumed a long-term rate of return on the non-U.S. plan assets in a range of 1.50-6.25% for 2011. The closed U.K. plan which has a targeted and actual allocation of almost 100% debt instruments accounts for approximately 52% of the total non-U.S. plan assets.

Autoliv made contributions to the U.S. plan during 2011 and 2010 amounting to $7.3 million and $5.5 million, respectively. Contributions to the U.K. plan during 2011 and 2010 amounted to $0.3 million and $0.4 million, respectively. The Company expects to contribute $6.7 million to its U.S. pension plan in 2012 and is currently projecting a yearly funding at approximately the same level in the years thereafter. For the UK plan, which is the most significant non-U.S. pension plan, the Company expects to contribute $0.2 million in 2012 and in the years thereafter.

FAIR VALUE OF TOTAL PLAN ASSETS FOR YEARS ENDED DECEMBER 31
	U.S.	U.S.		Non-U.S.
ASSETS CATEGORY IN %, WEIGHTED AVERAGE	Target allocation	2011	2010	2011	2010

Equity securities	65	66	66	12	11
Debt instruments	35	34	34	59	48
Other assets	—	—	—	29	41

Total	100	100	100	100	100

The following table summarizes the valuation of the Company's plan assets by the pricing observability levels:

Total carrying amount in statement of financial position December 31, 2011		Fair value measurement at December 31, 2011 using:
		Level 1	Level 2	Level 3

Assets
US Equity
Large Cap	$60.5	$60.5	$—	$—
Mid Cap	7.2	7.2	—	—
Small Cap	7.3	7.3	—	—
Non-US Equity	27.8	27.8	—	—
US Bonds
Government	20.2	20.2	—	—
Corporate	9.7	9.7	—	—
Aggregate	16.3	16.3	—	—
Non-US Bonds
Government	4.5	4.5	—	—
Corporate	46.4	46.4	—	—
Insurance Contracts	18.0	—	18.0	—
Cash or Cash Equivalents	6.5	6.5	—	—

Total	$224.4	$206.4	$18.0	$—

Total carrying amount in statement of financial position December 31, 2010		Fair value measurement at December 31, 2010 using:
		Level 1	Level 2	Level 3

Assets
US Equity
Large Cap	$57.5	$57.5	$—	$—
Mid Cap	7.7	7.7	—	—
Small Cap	7.9	7.9	—	—
Non-US Equity	30.2	26.2	4.0	—
US Bonds
Government	19.4	19.4	—	—
Corporate	8.8	8.8	—	—
Aggregate	16.9	16.9	—	—
Non-US Bonds
Government	8.0	5.0	3.0	—
Corporate	39.3	39.3	—	—
Insurance Contracts	20.9	—	20.9	—
Cash or Cash Equivalents	8.0	8.0	—	—

Total	$224.6	$196.7	$27.9	$—

The input to the fair value measurement of the plan assets is mainly quoted prices in active market for identical assets (Level 1). There have been no changes to the valuation techniques of input during the year.

Other Non-U.S. assets mainly consist of insurance contracts accounted for as investments and measured at their cash surrender value.

The estimated future benefit payments for the pension benefits reflect expected future service, as appropriate. The amount of benefit payments in a given year may vary from the projected amount, especially for the U.S. plan since this plan pays the majority of benefits as a lump sum, where the lump sum amounts vary with market interest rates.

PENSION BENEFITS EXPECTED PAYMENTS	U.S.	Non-U.S.

2012	$9.5	$4.9
2013	$10.5	$5.8
2014	$11.6	$6.4
2015	$12.9	$7.0
2016	$15.2	$7.6
Years 2017-2021	$94.2	$53.3

Postretirement Benefits Other than Pensions

The Company currently provides postretirement health care and life insurance benefits to most of its U.S. retirees. Such benefits in other countries are included in the tables below, but are not significant.

In general, the terms of the plans provide that U.S. employees who retire after attaining age 55, with five years of service (15 years after December 31, 2006), are eligible for continued health care and life insurance coverage. Dependent health care and life insurance coverage is also available. Most retirees contribute toward the cost of health care coverage with the contributions generally varying based on service. The plan was amended in 2003 to restrict participation to existing retirees who were eligible retirees as of December 31, 2003 and active employees who were eligible to participate in the Autoliv ASP, Inc. Pension Plan as of December 31, 2003. The plan provides a company paid subsidy based on service for all current and future retirees that qualify for retirement based on the restrictions stated above. Employees hired on or after January 1, 2004 are not eligible to participate in the plan. The amount of the company paid subsidy is frozen and will not change in the future. Generally, employees will need 15 years of service to qualify for a benefit from the plan in the future.

At present, there is no pre-funding of the postretirement benefits recognized. The Company has reviewed the impact of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (Medicare Part D) on its financial statements. Although the Plan may currently qualify for a subsidy from Medicare, the amount of the subsidy is so small that the expenses incurred to file for the subsidy may exceed the subsidy itself. Therefore the impact of any subsidy is ignored in the calculations as Autoliv will not be filing for any reimbursement from Medicare.

CHANGES IN BENEFIT OBLIGATIONS AND PLAN ASSETS FOR POSTRETIREMENT BENEFIT PLANS OTHER THAN PENSIONS AS OF DECEMBER 31
	2011	2010	2009

Benefit obligation at beginning of year	$27.9	$28.1	$24.8
Service cost	1.3	1.2	1.1
Interest cost	1.5	1.4	1.6
Actuarial (gain) loss due to:
Change in discount rate	3.1	1.7	1.9
Experience	0.5	(3.7)	0.1
Other assumption changes	(2.7)	—	(0.6)
Benefits paid	(0.8)	(0.8)	(0.8)
Employee contributions	—	—	—

Benefit obligation at end of year	$30.8	$27.9	$28.1

Fair value of plan assets at beginning of year	$—	$—	$—
Company contributions	0.8	0.8	0.8
Benefits paid	(0.8)	(0.8)	(0.8)

Fair value of plan assets at end of year	$—	$—	$—

Accrued postretirement benefit cost recognized in the balance sheet	$(30.8)	$(27.9)	$(28.1)

The liability for postretirement benefits other than pensions is classified as other non-current liabilities in the balance sheet. The short-term portion of the liability for postretirement benefits other than pensions is not significant.

COMPONENTS OF NET PERIODIC BENEFIT COST ASSOCIATED WITH THE POSTRETIREMENT BENEFIT PLANS OTHER THAN PENSIONS
PERIOD ENDED DECEMBER 31	2011	2010	2009

Service cost	$1.3	$1.2	$1.1
Interest cost	1.5	1.4	1.6
Amortization of prior service cost	(0.1)	(0.1)	(0.1)
Amortization of actuarial loss	(0.1)	(0.3)	—

Net periodic benefit cost	$2.6	$2.2	$2.6

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME BEFORE TAX ASSOCIATED WITH POSTRETIREMENT BENEFIT PLANS OTHER THAN PENTIONS AS OF DECEMBER 31
	U.S.		Non-U.S.
	2011	2010	2011	2010

Net actuarial loss (gain)	$(1.6)	$(2.5)	$(1.0)	$(1.3)
Prior service cost (credit)	(0.3)	(0.4)	—	—

Total accumulated other comprehensive income recognized in the balance sheet	$(1.9)	$(2.9)	$(1.0)	$(1.3)

For measuring end-of-year obligations at December 31, 2011, health care trends are not needed due to the fixed-cost nature of the benefits provided in 2011 and beyond. After 2006, all retirees receive a fixed dollar subsidy toward the cost of their health benefits. The subsidy will not increase in future years.

The weighted average discount rate used to determine the U.S. postretirement benefit obligation was 4.60% in 2011 and 5.40% in 2010. The average discount rate used in determining the postretirement benefit cost was 5.40% in 2011, 5.80% in 2010 and 6.40% in 2009.

A one percentage point increase or decrease in the annual health care cost trend rates would have had no significant impact on the Company's net benefit cost for the current period or on the accumulated postretirement benefit obligation at December 31, 2011. This is due to the fixed-dollar nature of the benefits provided under the plan.

The estimated net gain and prior service credit for the postretirement benefit plans that will be amortized from other comprehensive income into net benefit cost over the next fiscal year are approximately $0.2 million combined.

The estimated future benefit payments for the postretirement benefits reflect expected future service as appropriate.

POSTRETIREMENT BENEFITS EXPECTED PAYMENTS

2012	$1.0
2013	$1.1
2014	$1.2
2015	$1.4
2016	$1.5
Years 2017-2021	$10.2